Business Combinations (Detail Textual 1) (Illume Mobile, USD $)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Asset purchase agreement earn out payment conditions	Under the Asset Purchase Agreement, the Earn-Out Payment will be computed as follows: (a) If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Mobile Closing Date is $1,500,000 or less, the Earn-Out Payment will be $0. (b) If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn-Out Payment will be $100,000. (c) If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn-Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000. (d) If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn-Out Payment will be $500,000.
Net Revenue attributable to Illume Mobile condition one	$ 1,500,000
Earn Out Payment condition one	0
Earn out payment condition two	100,000
Minimum earn out payment condition three	100,000
Percent of earn out payment on net revenue	40.00%
Net revenue condition four	3,000,000
Earn out payment	500,000
Maximum
Business Acquisition [Line Items]
Net revenue condition two	2,000,000
Net revenue condition three	3,000,000
Minimum
Business Acquisition [Line Items]
Net revenue condition two	1,500,000
Net revenue condition three	$ 2,000,000